(Increase)/decrease in working capital (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
(Increase)/decrease in working capital
(Increase)/decrease in inventories	R (12,281)	R (4,872)	R 3,397
(Increase)/decrease in trade receivables	(9,414)	(7,198)	6,431
Increase/(decrease) in trade payables	10,159	4,916	(3,990)
(Increase)/decrease in working capital	R (11,536)	R (7,154)	R 5,838